EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

20.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2015	2014
Avance Gas	—%	11.62%

On October 2, 2013, Frontline 2012 entered into an agreement with Stolt-Nielsen Limited, a public company incorporated in Bermuda and listed on the Oslo Stock Exchange and Sungas Holdings Ltd., a private company incorporated in the British Virgin Islands, whereby Frontline 2012 became a 37.5% shareholder in Avance Gas for a purchase consideration of $70.7 million. Frontline 2012 also provided Avance Gas with a loan of $33.4 million comprising a $10.0 million equity shareholder loan and a $23.4 million debt shareholder loan. In October 2013, Frontline 2012 declared the distribution of a dividend consisting of 12.5% of the capital stock of Avance Gas. All non-U.S. shareholders holding 12,500 shares or more, received one share in Avance Gas for every 124.55 shares they held in Frontline 2012, rounded down to the nearest whole share. All U.S. shareholders holding 12,500 shares or more and all shareholders with less than 12,500 shares and fractional shares were paid in cash. Of the dividend paid, $1.4 million was paid in cash and $22.1 million was recorded as a stock dividend based on carrying value. In addition, shareholder loans in the amount of $33.4 million were converted to equity in Avance Gas.

Avance Gas registered on the over-the-counter market in Oslo on October 17, 2013 and completed a private placement of 5,882,352 new shares on November 28, 2013, which generated gross proceeds of approximately $100 million to Avance Gas. Frontline 2012 did not participate in this private placement and recognized a gain of $6.5 million on the dilution of its investment, which was recorded in 'Share of results from associated company and gain on equity interest'. Following the dividend distribution, the conversion of shareholder loans to equity and the private placement by Avance Gas, Frontline 2012 owned 6,955,975 shares in Avance Gas at December 31, 2013 representing 22.89% of the total number of shares outstanding.

On April 9, 2014, Avance Gas completed an initial public offering, or IPO, of 4,894,262 new ordinary shares. Frontline 2012 did not participate in the IPO and recognized a gain of $5.9 million on the dilution of its investment, which was recorded in 'Share of results from associated company and gain on equity interest'. Also on April 9, 2014, Frontline 2012 sold 2,854,985 shares in Avance Gas for $57.1 million and recognized a gain of $16.9 million, which was recorded in 'Gain on sale of shares'. Following the sale of shares in Avance Gas, Frontline 2012 owned 4,100,990 shares in Avance Gas at December 31, 2014, representing 11.62% of the total number of shares outstanding.

On March 25, 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. All shareholders holding 60.74 shares or more, received one share in Avance Gas for every 60.74 shares they held, rounded down to the nearest whole share. The remaining fractional shares were paid in cash. $0.01 million of this dividend was paid in cash and $56.5 million was recorded as a stock dividend. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. Frontline 2012 stopped accounting for the investment as an equity method investment at this time as it no longer had significant influence over Avance Gas.

Frontline 2012's share of earnings from Avance Gas was $2.7 million, $10.1 million and $2.3 million in 2015, 2014 and 2013, respectively. Frontline 2012 received dividends of $4.1 million, $7.1 million and nil from Avance Gas in 2015, 2014 and 2013, respectively, while accounting for Avance Gas as an equity method investment. In December 2014, Avance Gas changed its fiscal year end from November 30 to December 31.

The summarized financial statements of Avance Gas are as follows:

(in thousands $)	2014
Current assets	190,028
Non current assets	507,243
Current liabilities	23,377
Non current liabilities	165,391

(in thousands of $)	2014	2013
Net revenues	180,406	115,000
Net operating income	88,192	23,173
Net income	81,767	11,502